UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  5/31

Date of reporting period:  2/29/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 29, 2012 (Unaudited)

DWS Clean Technology Fund
	Shares	Value ($)
Common Stocks 95.8%
Australia 0.7%
Linc Energy Ltd.* (Cost $134,719)	89,972	141,788
Austria 1.8%
Andritz AG	1,530	151,496
Verbund AG	8,160	228,345

(Cost $465,386)		379,841
Belgium 0.5%
Barco NV (Cost $89,470)	1,560	102,431
Bermuda 1.1%
Energy XXI (Bermuda) Ltd.*	3,200	119,776
Marvell Technology Group Ltd.*	6,950	104,250

(Cost $228,221)		224,026
Canada 0.7%
Viterra, Inc. (Cost $130,682)	13,940	150,748
China 0.4%
Hollysys Automation Technologies Ltd.* (a) (b) (Cost $73,955)	7,700	78,232
France 0.6%
Saft Groupe SA (Cost $173,370)	4,263	129,491
Germany 4.9%
Bilfinger Berger SE	8,440	825,277
Salzgitter AG	3,300	201,668

(Cost $860,659)		1,026,945
Hong Kong 4.1%
China Everbright International Ltd.	364,000	167,027
Guangdong Investment Ltd.	1,079,700	705,800

(Cost $855,096)		872,827
Italy 0.4%
Prysmian SpA (Cost $92,200)	5,300	91,531
Japan 12.6%
FANUC Corp.	600	109,034
Kawasaki Heavy Industries Ltd.	125,000	392,227
Komatsu Ltd.	9,700	289,958
Nidec Corp.	9,185	867,716
Nissan Motor Co., Ltd.	65,060	669,193
Toray Industries, Inc.	48,200	341,495

(Cost $2,510,187)		2,669,623
Korea 5.1%
LG Chem Ltd.	370	130,724
Samsung Electronics Co., Ltd.	570	611,945
Sung Kwang Bend Co., Ltd.	2,721	58,247
TK Corp.	9,972	268,513

(Cost $937,462)		1,069,429
Netherlands 5.9%
Imtech NV	30,480	1,021,281
Koninklijke Boskalis Westminster NV	1,877	71,781
Nutreco NV	1,920	143,912

(Cost $1,008,190)		1,236,974
Portugal 2.2%
Galp Energia, SGPS, SA "B" (Cost $472,825)	27,300	475,742
Spain 2.9%
Abengoa SA	10,360	217,315
Ebro Foods SA	9,500	191,164
EDP Renovaveis SA*	12,800	66,619
Grupo Empresarial Ence SA	55,000	143,819

(Cost $668,199)		618,917
Sweden 1.6%
Billerud	26,500	243,102
JM AB	5,000	90,885

(Cost $324,255)		333,987
Switzerland 8.6%
ABB Ltd. (Registered)*	54,600	1,115,440
Sulzer AG (Registered)	4,907	703,897

(Cost $1,680,701)		1,819,337
Taiwan 0.6%
Taiwan Surface Mounting Technology Co., Ltd. (Cost $115,309)	49,400	126,740
United Kingdom 6.0%
BG Group PLC (Cost $1,175,546)	52,200	1,258,872
United States 35.1%
AES Corp.*	61,800	838,008
Anadarko Petroleum Corp.	670	56,360
Aqua America, Inc.	6,000	133,260
Calpine Corp.*	12,200	186,782
Cummins, Inc.	6,170	743,917
Danaher Corp. (a)	30,820	1,628,221
Dover Corp.	2,510	160,690
EQT Corp.	3,090	163,832
Flowserve Corp.	4,200	497,994
General Mills, Inc.	10,700	409,917
General Motors Co.*	25,340	659,347
Pentair, Inc.	2,840	109,340
Power Integrations, Inc.	6,875	256,437
Quanta Services, Inc.*	2,250	47,025
Rubicon Technology, Inc.*	12,400	111,228
Sims Metal Management Ltd. (c)	9,020	146,981
The Mosaic Co.	2,065	119,254
Thermo Fisher Scientific, Inc.*	8,640	489,197
UGI Corp.	22,800	644,100

(Cost $7,071,615)		7,401,890

Total Common Stocks (Cost $19,068,047)		20,209,371
Securities Lending Collateral 5.3%
Daily Asset Fund Institutional, 0.26% (d) (e) (Cost $1,107,820)	1,107,820	1,107,820
Cash Equivalents 4.5%
Central Cash Management Fund, 0.1% (d) (Cost $950,564)	950,564	950,564

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $21,126,431) †	105.6	22,267,755
Other Assets and Liabilities, Net	(5.6)	(1,183,490)

Net Assets	100.0	21,084,265

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $22,093,040.  At February 29, 2012, net unrealized appreciation for all securities based on tax cost was $174,715.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,494,313 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,319,598.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at February 29, 2012 amounted to $1,067,372, which is 5.1% of net assets.
(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Listed on the Australian Securities Exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

At February 29, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
Hang Seng Index	HKD	3/29/2012	6	837,395	13,602
S&P 500 E-Mini Index	USD	3/16/2012	2	136,440	12,190
Total unrealized appreciation					25,792

Currency Abbreviations

HKD	Hong Kong Dollar	USD	United States Dollar

At February 29, 2012 the DWS Clean Technology Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Industrials	9,667,418	47.8%
Utilities	2,802,914	13.9%
Energy	2,216,370	11.0%
Consumer Discretionary	1,419,425	7.0%
Information Technology	1,391,263	6.9%
Materials	1,327,043	6.6%
Consumer Staples	895,741	4.4%
Health Care	489,197	2.4%
Total	20,209,371	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$—	$141,788	$—	$141,788
Austria	—	379,841	—	379,841
Belgium	—	102,431	—	102,431
Bermuda	224,026	—	—	224,026
Canada	150,748	—	—	150,748
China	78,232	—	—	78,232
France	—	129,491	—	129,491
Germany	—	1,026,945	—	1,026,945
Hong Kong	—	872,827	—	872,827
Italy	—	91,531	—	91,531
Japan	—	2,669,623	—	2,669,623
Korea	—	1,069,429	—	1,069,429
Netherlands	—	1,236,974	—	1,236,974
Portugal	—	475,742	—	475,742
Spain	—	618,917	—	618,917
Sweden	—	333,987	—	333,987
Switzerland	—	1,819,337	—	1,819,337
Taiwan	—	126,740	—	126,740
United Kingdom	—	1,258,872	—	1,258,872
United States	7,254,909	146,981	—	7,401,890
Short-Term Investments(f)	2,058,384	—	—	2,058,384
Derivatives(g)	25,792	—	—	25,792
Total	$9,792,091	$12,501,456	$—	$22,293,547

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended February 29, 2012.
(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of February 29, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$25,792

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Clean Technology Fund, a series of DWS Securities Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 20, 2012